GOLDMAN SACHS TRUST II

Goldman Sachs Target Date Portfolios

Class A, Institutional, Service, Investor, Class R and Class R6 Shares of the

Goldman Sachs Target Date Retirement Portfolio

Goldman Sachs Target Date 2025 Portfolio

Goldman Sachs Target Date 2030 Portfolio

Goldman Sachs Target Date 2035 Portfolio

Goldman Sachs Target Date 2040 Portfolio

Goldman Sachs Target Date 2045 Portfolio

Goldman Sachs Target Date 2050 Portfolio

Goldman Sachs Target Date 2055 Portfolio

Goldman Sachs Target Date 2060 Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated February 8, 2021 to the

Prospectus and Summary Prospectuses,

each dated December 29, 2020

Effective immediately, the strategic glide path and target asset allocations of each Portfolio is modified as follows:

Goldman Sachs Target Date Retirement Portfolio

The following replaces the graphic below the second paragraph of the “Principal Strategy” subsection of the “Goldman Sachs Target Date Retirement Portfolio—Summary” section of the Prospectus and the “Principal Strategy” section of the Goldman Sachs Target Date Retirement Portfolio’s Summary Prospectus:

The following replaces the graphic below the third paragraph of the “Principal Strategy” subsection of the “Goldman Sachs Target Date Retirement Portfolio—Summary” section of the Prospectus and the “Principal Strategy” section of the Goldman Sachs Target Date Retirement Portfolio’s Summary Prospectus:

YEARS TO (AFTER) TARGET DATE	0	(5)	(10)
EXPECTED STRATEGIC ASSET ALLOCATION DURING CALENDAR YEAR	2020	2025	2030+
US Equity	26.2%	26.2%	26.2%
Non-U.S. Developed Equity	12.5%	12.5%	12.5%
Emerging Markets Equity	3.3%	3.3%	3.3%
Total Strategic Equity Allocation	42.0%	42.0%	42.0%
Investment Grade Fixed Income	51.5%	51.5%	51.5%
Non-Investment Grade Fixed Income	5.0%	5.0%	5.0%
Emerging Markets Debt (Local)	1.5%	1.5%	1.5%
Total Strategic Fixed Income Allocation	58.0%	58.0%	58.0%

EQUITY TACTICAL ALLOCATION RANGES	30%-60%	25%-55%	25%-55%
US Equity	10%-40%	10%-40%	10%-40%
Non-U.S. Developed Equity	5%-30%	5%-30%	5%-30%
Emerging Markets Equity	0%-15%	0%-15%	0%-15%
US REITs	0%-15%	0%-15%	0%-15%
Commodities	0%-10%	0%-10%	0%-10%
Other Alternatives	0%-10%	0%-10%	0%-10%

FIXED INCOME TACTICAL ALLOCATION RANGES	40%-70%	45%-75%	45%-75%
Investment Grade Fixed Income	40%-70%	45%-75%	45%-75%
Non-Investment Grade Fixed Income	0%-15%	0%-15%	0%-15%
Emerging Markets Debt (Local)	0%-10%	0%-10%	0%-10%

Note: Above allocations may not sum to total due to rounding

Goldman Sachs Target Date 2025 Portfolio

The following replaces the graphic below the second paragraph of the “Principal Strategy” subsection of the “Goldman Sachs Target Date 2025 Portfolio—Summary” section of the Prospectus and the “Principal Strategy” section of the Goldman Sachs Target Date 2025 Portfolio’s Summary Prospectus:

The following replaces the graphic below the third paragraph of the “Principal Strategy” subsection of the “Goldman Sachs Target Date 2025 Portfolio—Summary” section of the Prospectus and the “Principal Strategy” section of the Goldman Sachs Target Date 2025 Portfolio’s Summary Prospectus:

YEARS TO (AFTER) TARGET DATE	5	0	(5)	(10)
EXPECTED STRATEGIC ASSET ALLOCATION DURING CALENDAR YEAR	2020	2025	2030	2035+
US Equity	30.6%	26.2%	26.2%	26.2%
Non-U.S. Developed Equity	14.7%	12.5%	12.5%	12.5%
Emerging Markets Equity	3.7%	3.3%	3.3%	3.3%
Total Strategic Equity Allocation	49.0%	42.0%	42.0%	42.0%
Investment Grade Fixed Income	45.1%	51.5%	51.5%	51.5%
Non-Investment Grade Fixed Income	4.7%	5.0%	5.0%	5.0%
Emerging Markets Debt (Local)	1.3%	1.5%	1.5%	1.5%
Total Strategic Fixed Income Allocation	51.0%	58.0%	58.0%	58.0%

EQUITY TACTICAL ALLOCATION RANGES	35%-65%	30%-60%	25%-55%	25%-55%
US Equity	15%-45%	10%-40%	10%-40%	10%-40%
Non-U.S. Developed Equity	5%-30%	5%-30%	5%-30%	5%-30%
Emerging Markets Equity	0%-15%	0%-15%	0%-15%	0%-15%
US REITs	0%-15%	0%-15%	0%-15%	0%-15%
Commodities	0%-10%	0%-10%	0%-10%	0%-10%
Other Alternatives	0%-10%	0%-10%	0%-10%	0%-10%

FIXED INCOME TACTICAL ALLOCATION RANGES	35%-65%	40%-70%	45%-75%	45%-75%
Investment Grade Fixed Income	35%-65%	40%-70%	45%-75%	45%-75%
Non-Investment Grade Fixed Income	0%-15%	0%-15%	0%-15%	0%-15%
Emerging Markets Debt (Local)	0%-10%	0%-10%	0%-10%	0%-10%

Note: Above allocations may not sum to total due to rounding

Goldman Sachs Target Date 2030 Portfolio

The following replaces the graphic below the second paragraph of the “Principal Strategy” subsection of the “Goldman Sachs Target Date 2030 Portfolio—Summary” section of the Prospectus and the “Principal Strategy” section of the Goldman Sachs Target Date 2030 Portfolio’s Summary Prospectus:

The following replaces the graphic below the third paragraph of the “Principal Strategy” subsection of the “Goldman Sachs Target Date 2030 Portfolio—Summary” section of the Prospectus and the “Principal Strategy” section of the Goldman Sachs Target Date 2030 Portfolio’s Summary Prospectus:

YEARS TO (AFTER) TARGET DATE	10	5	0	(5)	(10)
EXPECTED STRATEGIC ASSET ALLOCATION DURING CALENDAR YEAR	2020	2025	2030	2035	2040+
US Equity	35.6%	30.6%	26.2%	26.2%	26.2%
Non-U.S. Developed Equity	17.2%	14.7%	12.5%	12.5%	12.5%
Emerging Markets Equity	4.2%	3.7%	3.3%	3.3%	3.3%
Total Strategic Equity Allocation	57.0%	49.0%	42.0%	42.0%	42.0%
Investment Grade Fixed Income	37.7%	45.1%	51.5%	51.5%	51.5%
Non-Investment Grade Fixed Income	4.3%	4.7%	5.0%	5.0%	5.0%
Emerging Markets Debt (Local)	1.0%	1.3%	1.5%	1.5%	1.5%
Total Strategic Fixed Income Allocation	43.0%	51.0%	58.0%	58.0%	58.0%

EQUITY TACTICAL ALLOCATION RANGES	45%-75%	35%-65%	30%-60%	25%-55%	25%-55%
US Equity	20%-50%	15%-45%	10%-40%	10%-40%	10%-40%
Non-U.S. Developed Equity	5%-35%	5%-30%	5%-30%	5%-30%	5%-30%
Emerging Markets Equity	0%-20%	0%-15%	0%-15%	0%-15%	0%-15%
US REITs	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Commodities	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
Other Alternatives	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

FIXED INCOME TACTICAL ALLOCATION RANGES	25%-55%	35%-65%	40%-70%	45%-75%	45%-75%
Investment Grade Fixed Income	25%-55%	35%-65%	40%-70%	45%-75%	45%-75%
Non-Investment Grade Fixed Income	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Emerging Markets Debt (Local)	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

Note: Above allocations may not sum to total due to rounding

Goldman Sachs Target Date 2035 Portfolio

The following replaces the graphic below the second paragraph of the “Principal Strategy” subsection of the “Goldman Sachs Target Date 2035 Portfolio—Summary” section of the Prospectus and the “Principal Strategy” section of the Goldman Sachs Target Date 2035 Portfolio’s Summary Prospectus:

The following replaces the graphic below the third paragraph of the “Principal Strategy” subsection of the “Goldman Sachs Target Date 2035 Portfolio—Summary” section of the Prospectus and the “Principal Strategy” section of the Goldman Sachs Target Date 2035 Portfolio’s Summary Prospectus:

YEARS TO (AFTER) TARGET DATE	15	10	5	0	(5)	(10)
EXPECTED STRATEGIC ASSET ALLOCATION DURING CALENDAR YEAR	2020	2025	2030	2035	2040	2045+
US Equity	46.5%	35.6%	30.6%	26.2%	26.2%	26.2%
Non-U.S. Developed Equity	22.7%	17.2%	14.7%	12.5%	12.5%	12.5%
Emerging Markets Equity	5.8%	4.2%	3.7%	3.3%	3.3%	3.3%
Total Strategic Equity Allocation	75.0%	57.0%	49.0%	42.0%	42.0%	42.0%
Investment Grade Fixed Income	20.3%	37.7%	45.1%	51.5%	51.5%	51.5%
Non-Investment Grade Fixed Income	4.2%	4.3%	4.7%	5.0%	5.0%	5.0%
Emerging Markets Debt (Local)	0.5%	1.0%	1.3%	1.5%	1.5%	1.5%
Total Strategic Fixed Income Allocation	25.0%	43.0%	51.0%	58.0%	58.0%	58.0%

EQUITY TACTICAL ALLOCATION RANGES	60%-90%	45%-75%	35%-65%	30%-60%	25%-55%	25%-55%
US Equity	30%-60%	20%-50%	15%-45%	10%-40%	10%-40%	10%-40%
Non-U.S. Developed Equity	10%-40%	5%-35%	5%-30%	5%-30%	5%-30%	5%-30%
Emerging Markets Equity	0%-20%	0%-20%	0%-15%	0%-15%	0%-15%	0%-15%
US REITs	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Commodities	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
Other Alternatives	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

FIXED INCOME TACTICAL ALLOCATION RANGES	10%-40%	25%-55%	35%-65%	40%-70%	45%-75%	45%-75%
Investment Grade Fixed Income	10%-40%	25%-55%	35%-65%	40%-70%	45%-75%	45%-75%
Non-Investment Grade Fixed Income	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Emerging Markets Debt (Local)	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

Note: Above allocations may not sum to total due to rounding

Goldman Sachs Target Date 2040 Portfolio

The following replaces the graphic below the second paragraph of the “Principal Strategy” subsection of the “Goldman Sachs Target Date 2040 Portfolio—Summary” section of the Prospectus and the “Principal Strategy” section of the Goldman Sachs Target Date 2040 Portfolio’s Summary Prospectus:

The following replaces the graphic below the third paragraph of the “Principal Strategy” subsection of the “Goldman Sachs Target Date 2040 Portfolio—Summary” section of the Prospectus and the “Principal Strategy” section of the Goldman Sachs Target Date 2040 Portfolio’s Summary Prospectus:

YEARS TO (AFTER) TARGET DATE	20	15	10	5	0	(5)	(10)
EXPECTED STRATEGIC ASSET ALLOCATION DURING CALENDAR YEAR	2020	2025	2030	2035	2040	2045	2050+
US Equity	56.8%	46.5%	35.6%	30.6%	26.2%	26.2%	26.2%
Non-U.S. Developed Equity	27.9%	22.7%	17.2%	14.7%	12.5%	12.5%	12.5%
Emerging Markets Equity	7.3%	5.8%	4.2%	3.7%	3.3%	3.3%	3.3%
Total Strategic Equity Allocation	92.0%	75.0%	57.0%	49.0%	42.0%	42.0%	42.0%
Investment Grade Fixed Income	3.9%	20.3%	37.7%	45.1%	51.5%	51.5%	51.5%
Non-Investment Grade Fixed Income	4.1%	4.2%	4.3%	4.7%	5.0%	5.0%	5.0%
Emerging Markets Debt (Local)	0.0%	0.5%	1.0%	1.3%	1.5%	1.5%	1.5%
Total Strategic Fixed Income Allocation	8.0%	25.0%	43.0%	51.0%	58.0%	58.0%	58.0%

EQUITY TACTICAL ALLOCATION RANGES	75%-100%	60%-90%	45%-75%	35%-65%	30%-60%	25%-55%	25%-55%
US Equity	40%-70%	30%-60%	20%-50%	15%-45%	10%-40%	10%-40%	10%-40%
Non-U.S. Developed Equity	15%-45%	10%-40%	5%-35%	5%-30%	5%-30%	5%-30%	5%-30%
Emerging Markets Equity	0%-20%	0%-20%	0%-20%	0%-15%	0%-15%	0%-15%	0%-15%
US REITs	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Commodities	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
Other Alternatives	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

YEARS TO (AFTER) TARGET DATE	20	15	10	5	0	(5)	(10)
EXPECTED STRATEGIC ASSET ALLOCATION DURING CALENDAR YEAR	2020	2025	2030	2035	2040	2045	2050+

FIXED INCOME TACTICAL ALLOCATION RANGES	0%-25%	10%-40%	25%-55%	35%-65%	40%-70%	45%-75%	45%-75%
Investment Grade Fixed Income	0%-25%	10%-40%	25%-55%	35%-65%	40%-70%	45%-75%	45%-75%
Non-Investment Grade Fixed Income	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Emerging Markets Debt (Local)	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

Note: Above allocations may not sum to total due to rounding

Goldman Sachs Target Date 2045 Portfolio

The following replaces the graphic below the second paragraph of the “Principal Strategy” subsection of the “Goldman Sachs Target Date 2045 Portfolio—Summary” section of the Prospectus and the “Principal Strategy” section of the Goldman Sachs Target Date 2045 Portfolio’s Summary Prospectus:

The following replaces the graphic below the third paragraph of the “Principal Strategy” subsection of the “Goldman Sachs Target Date 2045 Portfolio—Summary” section of the Prospectus and the “Principal Strategy” section of the Goldman Sachs Target Date 2045 Portfolio’s Summary Prospectus:

YEARS TO (AFTER) TARGET DATE	25	20	15	10
EXPECTED STRATEGIC ASSET ALLOCATION DURING CALENDAR YEAR	2020	2025	2030	2035
US Equity	56.8%	56.8%	46.5%	35.6%
Non-U.S. Developed Equity	27.9%	27.9%	22.7%	17.2%
Emerging Markets Equity	7.3%	7.3%	5.8%	4.2%
Total Strategic Equity Allocation	92.0%	92.0%	75.0%	57.0%
Investment Grade Fixed Income	3.9%	3.9%	20.3%	37.7%
Non-Investment Grade Fixed Income	4.1%	4.1%	4.2%	4.3%
Emerging Markets Debt (Local)	0.0%	0.0%	0.5%	1.0%
Total Strategic Fixed Income Allocation	8.0%	8.0%	25.0%	43.0%
EQUITY TACTICAL ALLOCATION RANGES	75%-100%	75%-100%	60%-90%	45%-75%
US Equity	40%-70%	40%-70%	30%-60%	20%-50%
Non-U.S. Developed Equity	15%-45%	15%-45%	10%-40%	5%-35%
Emerging Markets Equity	0%-20%	0%-20%	0%-20%	0%-20%
US REITs	0%-15%	0%-15%	0%-15%	0%-15%
Commodities	0%-10%	0%-10%	0%-10%	0%-10%
Other Alternatives	0%-10%	0%-10%	0%-10%	0%-10%

FIXED INCOME TACTICAL ALLOCATION RANGES	0%-25%	0%-25%	10%-40%	25%-55%
Investment Grade Fixed Income	0%-25%	0%-25%	10%-40%	25%-55%
Non-Investment Grade Fixed Income	0%-15%	0%-15%	0%-15%	0%-15%
Emerging Markets Debt (Local)	0%-10%	0%-10%	0%-10%	0%-10%

YEARS TO (AFTER) TARGET DATE	5	0	(5)	(10)
EXPECTED STRATEGIC ASSET ALLOCATION DURING CALENDAR YEAR	2040	2045	2050	2055+
US Equity	30.6%	26.2%	26.2%	26.2%
Non-U.S. Developed Equity	14.7%	12.5%	12.5%	12.5%
Emerging Markets Equity	3.7%	3.3%	3.3%	3.3%
Total Strategic Equity Allocation	49.0%	42.0%	42.0%	42.0%
Investment Grade Fixed Income	45.1%	51.5%	51.5%	51.5%
Non-Investment Grade Fixed Income	4.7%	5.0%	5.0%	5.0%
Emerging Markets Debt (Local)	1.3%	1.5%	1.5%	1.5%
Total Strategic Fixed Income Allocation	51.0%	58.0%	58.0%	58.0%
EQUITY TACTICAL ALLOCATION RANGES	35%-65%	30%-60%	25%-55%	25%-55%
US Equity	15%-45%	10%-40%	10%-40%	10%-40%
Non-U.S. Developed Equity	5%-30%	5%-30%	5%-30%	5%-30%
Emerging Markets Equity	0%-15%	0%-15%	0%-15%	0%-15%
US REITs	0%-15%	0%-15%	0%-15%	0%-15%
Commodities	0%-10%	0%-10%	0%-10%	0%-10%
Other Alternatives	0%-10%	0%-10%	0%-10%	0%-10%

FIXED INCOME TACTICAL ALLOCATION RANGES	35%-65%	40%-70%	45%-75%	45%-75%
Investment Grade Fixed Income	35%-65%	40%-70%	45%-75%	45%-75%
Non-Investment Grade Fixed Income	0%-15%	0%-15%	0%-15%	0%-15%
Emerging Markets Debt (Local)	0%-10%	0%-10%	0%-10%	0%-10%

Note: Above allocations may not sum to total due to rounding

Goldman Sachs Target Date 2050 Portfolio

The following replaces the graphic below the second paragraph of the “Principal Strategy” subsection of the “Goldman Sachs Target Date 2050 Portfolio—Summary” section of the Prospectus and the “Principal Strategy” section of the Goldman Sachs Target Date 2050 Portfolio’s Summary Prospectus:

The following replaces the graphic below the third paragraph of the “Principal Strategy” subsection of the “Goldman Sachs Target Date 2050 Portfolio—Summary” section of the Prospectus and the “Principal Strategy” section of the Goldman Sachs Target Date 2050 Portfolio’s Summary Prospectus:

YEARS TO (AFTER) TARGET DATE	30	25	20	15	10
EXPECTED STRATEGIC ASSET ALLOCATION DURING CALENDAR YEAR	2020	2025	2030	2035	2040
US Equity	56.8%	56.8%	56.8%	46.5%	35.6%
Non-U.S. Developed Equity	27.9%	27.9%	27.9%	22.7%	17.2%
Emerging Markets Equity	7.3%	7.3%	7.3%	5.8%	4.2%
Total Strategic Equity Allocation	92.0%	92.0%	92.0%	75.0%	57.0%
Investment Grade Fixed Income	3.9%	3.9%	3.9%	20.3%	37.7%
Non-Investment Grade Fixed Income	4.1%	4.1%	4.1%	4.2%	4.3%
Emerging Markets Debt (Local)	0.0%	0.0%	0.0%	0.5%	1.0%
Total Strategic Fixed Income Allocation	8.0%	8.0%	8.0%	25.0%	43.0%

EQUITY TACTICAL ALLOCATION RANGES	75%-100%	75%-100%	75%-100%	60%-90%	45%-75%
US Equity	40%-70%	40%-70%	40%-70%	30%-60%	20%-50%
Non-U.S. Developed Equity	15%-45%	15%-45%	15%-45%	10%-40%	5%-35%
Emerging Markets Equity	0%-20%	0%-20%	0%-20%	0%-20%	0%-20%
US REITs	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Commodities	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
Other Alternatives	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

FIXED INCOME TACTICAL ALLOCATION RANGES	0%-25%	0%-25%	0%-25%	10%-40%	25%-55%
Investment Grade Fixed Income	0%-25%	0%-25%	0%-25%	10%-40%	25%-55%
Non-Investment Grade Fixed Income	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Emerging Markets Debt (Local)	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

YEARS TO (AFTER) TARGET DATE	5	0	(5)	(10)
EXPECTED STRATEGIC ASSET ALLOCATION DURING CALENDAR YEAR	2045	2050	2055	2060+
US Equity	30.6%	26.2%	26.2%	26.2%
Non-U.S. Developed Equity	14.7%	12.5%	12.5%	12.5%
Emerging Markets Equity	3.7%	3.3%	3.3%	3.3%
Total Strategic Equity Allocation	49.0%	42.0%	42.0%	42.0%
Investment Grade Fixed Income	45.1%	51.5%	51.5%	51.5%
Non-Investment Grade Fixed Income	4.7%	5.0%	5.0%	5.0%
Emerging Markets Debt (Local)	1.3%	1.5%	1.5%	1.5%
Total Strategic Fixed Income Allocation	51.0%	58.0%	58.0%	58.0%

EQUITY TACTICAL ALLOCATION RANGES	35%-65%	30%-60%	25%-55%	25%-55%
US Equity	15%-45%	10%-40%	10%-40%	10%-40%
Non-U.S. Developed Equity	5%-30%	5%-30%	5%-30%	5%-30%
Emerging Markets Equity	0%-15%	0%-15%	0%-15%	0%-15%
US REITs	0%-15%	0%-15%	0%-15%	0%-15%
Commodities	0%-10%	0%-10%	0%-10%	0%-10%
Other Alternatives	0%-10%	0%-10%	0%-10%	0%-10%

FIXED INCOME TACTICAL ALLOCATION RANGES	35%-65%	40%-70%	45%-75%	45%-75%
Investment Grade Fixed Income	35%-65%	40%-70%	45%-75%	45%-75%
Non-Investment Grade Fixed Income	0%-15%	0%-15%	0%-15%	0%-15%
Emerging Markets Debt (Local)	0%-10%	0%-10%	0%-10%	0%-10%

Note: Above allocations may not sum to total due to rounding

Goldman Sachs Target Date 2055 Portfolio

The following replaces the graphic below the second paragraph of the “Principal Strategy” subsection of the “Goldman Sachs Target Date 2055 Portfolio—Summary” section of the Prospectus and the “Principal Strategy” section of the Goldman Sachs Target Date 2055 Portfolio’s Summary Prospectus:

The following replaces the graphic below the third paragraph of the “Principal Strategy” subsection of the “Goldman Sachs Target Date 2055 Portfolio—Summary” section of the Prospectus and the “Principal Strategy” section of the Goldman Sachs Target Date 2055 Portfolio’s Summary Prospectus:

YEARS TO (AFTER) TARGET DATE	35	30	25	20	15
EXPECTED STRATEGIC ASSET ALLOCATION DURING CALENDAR YEAR	2020	2025	2030	2035	2040
US Equity	56.8%	56.8%	56.8%	56.8%	46.5%
Non-U.S. Developed Equity	27.9%	27.9%	27.9%	27.9%	22.7%
Emerging Markets Equity	7.3%	7.3%	7.3%	7.3%	5.8%
Total Strategic Equity Allocation	92.0%	92.0%	92.0%	92.0%	75.0%
Investment Grade Fixed Income	3.9%	3.9%	3.9%	3.9%	20.3%
Non-Investment Grade Fixed Income	4.1%	4.1%	4.1%	4.1%	4.2%
Emerging Markets Debt (Local)	0.0%	0.0%	0.0%	0.0%	0.5%
Total Strategic Fixed Income Allocation	8.0%	8.0%	8.0%	8.0%	25.0%

EQUITY TACTICAL ALLOCATION RANGES	75%-100%	75%-100%	75%-100%	75%-100%	60%-90%
US Equity	40%-70%	40%-70%	40%-70%	40%-70%	30%-60%
Non-U.S. Developed Equity	15%-45%	15%-45%	15%-45%	15%-45%	10%-40%
Emerging Markets Equity	0%-20%	0%-20%	0%-20%	0%-20%	0%-20%
US REITs	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Commodities	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
Other Alternatives	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

FIXED INCOME TACTICAL ALLOCATION RANGES	0%-25%	0%-25%	0%-25%	0%-25%	10%-40%
Investment Grade Fixed Income	0%-25%	0%-25%	0%-25%	0%-25%	10%-40%
Non-Investment Grade Fixed Income	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Emerging Markets Debt (Local)	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

YEARS TO (AFTER) TARGET DATE	10	5	0	(5)	(10)
EXPECTED STRATEGIC ASSET ALLOCATION DURING CALENDAR YEAR	2045	2050	2055	2060	2065+
US Equity	35.6%	30.6%	26.2%	26.2%	26.2%
Non-U.S. Developed Equity	17.2%	14.7%	12.5%	12.5%	12.5%
Emerging Markets Equity	4.2%	3.7%	3.3%	3.3%	3.3%
Total Strategic Equity Allocation	57.0%	49.0%	42.0%	42.0%	42.0%
Investment Grade Fixed Income	37.7%	45.1%	51.5%	51.5%	51.5%
Non-Investment Grade Fixed Income	4.3%	4.7%	5.0%	5.0%	5.0%
Emerging Markets Debt (Local)	1.0%	1.3%	1.5%	1.5%	1.5%
Total Strategic Fixed Income Allocation	43.0%	51.0%	58.0%	58.0%	58.0%

EQUITY TACTICAL ALLOCATION RANGES	45%-75%	35%-65%	30%-60%	25%-55%	25%-55%
US Equity	20%-50%	15%-45%	10%-40%	10%-40%	10%-40%
Non-U.S. Developed Equity	5%-35%	5%-30%	5%-30%	5%-30%	5%-30%
Emerging Markets Equity	0%-20%	0%-15%	0%-15%	0%-15%	0%-15%
US REITs	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Commodities	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
Other Alternatives	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

FIXED INCOME TACTICAL ALLOCATION RANGES	25%-55%	35%-65%	40%-70%	45%-75%	45%-75%
Investment Grade Fixed Income	25%-55%	35%-65%	40%-70%	45%-75%	45%-75%
Non-Investment Grade Fixed Income	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Emerging Markets Debt (Local)	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

Note: Above allocations may not sum to total due to rounding

Goldman Sachs Target Date 2060 Portfolio

The following replaces the graphic below the second paragraph of the “Principal Strategy” subsection of the “Goldman Sachs Target Date 2060 Portfolio—Summary” section of the Prospectus and the “Principal Strategy” section of the Goldman Sachs Target Date 2060 Portfolio’s Summary Prospectus:

The following replaces the graphic below the third paragraph of the “Principal Strategy” subsection of the “Goldman Sachs Target Date 2060 Portfolio—Summary” section of the Prospectus and the “Principal Strategy” section of the Goldman Sachs Target Date 2060 Portfolio’s Summary Prospectus:

YEARS TO (AFTER) TARGET DATE	40+	35	30	25	20	15
EXPECTED STRATEGIC ASSET ALLOCATION DURING CALENDAR YEAR	2020	2025	2030	2035	2040	2045
US Equity	56.8%	56.8%	56.8%	56.8%	56.8%	46.5%
Non-U.S. Developed Equity	27.9%	27.9%	27.9%	27.9%	27.9%	22.7%
Emerging Markets Equity	7.3%	7.3%	7.3%	7.3%	7.3%	5.8%
Total Strategic Equity Allocation	92.0%	92.0%	92.0%	92.0%	92.0%	75.0%
Investment Grade Fixed Income	3.9%	3.9%	3.9%	3.9%	3.9%	20.3%
Non-Investment Grade Fixed Income	4.1%	4.1%	4.1%	4.1%	4.1%	4.2%
Emerging Markets Debt (Local)	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%
Total Strategic Fixed Income Allocation	8.0%	8.0%	8.0%	8.0%	8.0%	25.0%

EQUITY TACTICAL ALLOCATION RANGES	75%-100%	75%-100%	75%-100%	75%-100%	75%-100%	60%-90%
US Equity	40%-70%	40%-70%	40%-70%	40%-70%	40%-70%	30%-60%
Non-U.S. Developed Equity	15%-45%	15%-45%	15%-45%	15%-45%	15%-45%	10%-40%
Emerging Markets Equity	0%-20%	0%-20%	0%-20%	0%-20%	0%-20%	0%-20%
US REITs	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Commodities	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
Other Alternatives	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

FIXED INCOME TACTICAL ALLOCATION RANGES	0%-25%	0%-25%	0%-25%	0%-25%	0%-25%	10%-40%
Investment Grade Fixed Income	0%-25%	0%-25%	0%-25%	0%-25%	0%-25%	10%-40%
Non-Investment Grade Fixed Income	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Emerging Markets Debt (Local)	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

YEARS TO (AFTER) TARGET DATE	10	5	0	(5)	(10)
EXPECTED STRATEGIC ASSET ALLOCATION DURING CALENDAR YEAR	2050	2055	2060	2065	2070+
US Equity	35.6%	30.6%	26.2%	26.2%	26.2%
Non-U.S. Developed Equity	17.2%	14.7%	12.5%	12.5%	12.5%
Emerging Markets Equity	4.2%	3.7%	3.3%	3.3%	3.3%
Total Strategic Equity Allocation	57.0%	49.0%	42.0%	42.0%	42.0%
Investment Grade Fixed Income	37.7%	45.1%	51.5%	51.5%	51.5%
Non-Investment Grade Fixed Income	4.3%	4.7%	5.0%	5.0%	5.0%
Emerging Markets Debt (Local)	1.0%	1.3%	1.5%	1.5%	1.5%
Total Strategic Fixed Income Allocation	43.0%	51.0%	58.0%	58.0%	58.0%

EQUITY TACTICAL ALLOCATION RANGES	45%-75%	35%-65%	30%-60%	25%-55%	25%-55%
US Equity	20%-50%	15%-45%	10%-40%	10%-40%	10%-40%
Non-U.S. Developed Equity	5%-35%	5%-30%	5%-30%	5%-30%	5%-30%
Emerging Markets Equity	0%-20%	0%-15%	0%-15%	0%-15%	0%-15%
US REITs	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Commodities	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
Other Alternatives	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

FIXED INCOME TACTICAL ALLOCATION RANGES	25%-55%	35%-65%	40%-70%	45%-75%	45%-75%
Investment Grade Fixed Income	25%-55%	35%-65%	40%-70%	45%-75%	45%-75%
Non-Investment Grade Fixed Income	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Emerging Markets Debt (Local)	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

Note: Above allocations may not sum to total due to rounding

Investment Management Approach

The following replaces the graphic below the second paragraph of the “Investment Management Approach—Principal Investment Strategies—All Funds” section of the Prospectus:

The following replaces the graphic below the third paragraph of the “Investment Management Approach—Principal Investment Strategies—All Funds” section of the Prospectus:

YEARS TO (AFTER) TARGET DATE	40+	35	30	25	20	15
US Equity	56.8%	56.8%	56.8%	56.8%	56.8%	46.5%
Non-U.S. Developed Equity	27.9%	27.9%	27.9%	27.9%	27.9%	22.7%
Emerging Markets Equity	7.3%	7.3%	7.3%	7.3%	7.3%	5.8%
Total Strategic Equity Allocation	92.0%	92.0%	92.0%	92.0%	92.0%	75.0%
Investment Grade Fixed Income	3.9%	3.9%	3.9%	3.9%	3.9%	20.3%
Non-Investment Grade Fixed Income	4.1%	4.1%	4.1%	4.1%	4.1%	4.2%
Emerging Markets Debt (Local)	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%
Total Strategic Fixed Income Allocation	8.0%	8.0%	8.0%	8.0%	8.0%	25.0%

EQUITY TACTICAL ALLOCATION RANGES	75%-100%	75%-100%	75%-100%	75%-100%	75%-100%	60%-90%
US Equity	40%-70%	40%-70%	40%-70%	40%-70%	40%-70%	30%-60%
Non-U.S. Developed Equity	15%-45%	15%-45%	15%-45%	15%-45%	15%-45%	10%-40%
Emerging Markets Equity	0%-20%	0%-20%	0%-20%	0%-20%	0%-20%	0%-20%
US REITs	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Commodities	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
Other Alternatives	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

FIXED INCOME TACTICAL ALLOCATION RANGES	0%-25%	0%-25%	0%-25%	0%-25%	0%-25%	10%-40%
Investment Grade Fixed Income	0%-25%	0%-25%	0%-25%	0%-25%	0%-25%	10%-40%
Non-Investment Grade Fixed Income	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Emerging Markets Debt (Local)	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

YEARS TO (AFTER) TARGET DATE	10	5	0	(5)	(10)
US Equity	35.6%	30.6%	26.2%	26.2%	26.2%
Non-U.S. Developed Equity	17.2%	14.7%	12.5%	12.5%	12.5%
Emerging Markets Equity	4.2%	3.7%	3.3%	3.3%	3.3%
Total Strategic Equity Allocation	57.0%	49.0%	42.0%	42.0%	42.0%
Investment Grade Fixed Income	37.7%	45.1%	51.5%	51.5%	51.5%
Non-Investment Grade Fixed Income	4.3%	4.7%	5.0%	5.0%	5.0%
Emerging Markets Debt (Local)	1.0%	1.3%	1.5%	1.5%	1.5%
Total Strategic Fixed Income Allocation	43.0%	51.0%	58.0%	58.0%	58.0%

EQUITY TACTICAL ALLOCATION RANGES	45%-75%	35%-65%	30%-60%	25%-55%	25%-55%
US Equity	20%-50%	15%-45%	10%-40%	10%-40%	10%-40%
Non-U.S. Developed Equity	5%-35%	5%-30%	5%-30%	5%-30%	5%-30%
Emerging Markets Equity	0%-20%	0%-15%	0%-15%	0%-15%	0%-15%
US REITs	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Commodities	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%
Other Alternatives	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

FIXED INCOME TACTICAL ALLOCATION RANGES	25%-55%	35%-65%	40%-70%	45%-75%	45%-75%
Investment Grade Fixed Income	25%-55%	35%-65%	40%-70%	45%-75%	45%-75%
Non-Investment Grade Fixed Income	0%-15%	0%-15%	0%-15%	0%-15%	0%-15%
Emerging Markets Debt (Local)	0%-10%	0%-10%	0%-10%	0%-10%	0%-10%

Note: Above allocations may not sum to total due to rounding

This Supplement should be retained with your Prospectus and Summary Prospectuses for future reference.

GSTIITARGDATESTK 02-21